Pension Plans, Postretirement and Other Employee Benefits - Amounts to be Reflected as Component of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total	$ 135	$ 146
Net actuarial loss	5
Prior service cost	0
Total expected amounts that will be amortized from accumulated other comprehensive income in 2013	5
Foreign
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total	125	149
Net actuarial loss	7
Prior service cost	1
Total expected amounts that will be amortized from accumulated other comprehensive income in 2013	8
Pension Plans, Defined Benefit | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss	135	146
Prior service cost	0	0
Pension Plans, Defined Benefit | Foreign
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss	122	145
Prior service cost	$ 3	$ 4